J.P. Morgan Mortgage Trust 2023-5 ABS-15G

Exhibit 99.9

Customer Loan ID	Seller Loan ID	Initial Loan Grade	Final Loan Grade	Initial DBRS Loan Grade	Final DBRS Loan Grade	Initial DBRS Credit Loan Grade	Final DBRS Credit Loan Grade	Initial DBRS Compliance Loan Grade	Final DBRS Compliance Loan Grade	Initial DBRS Property Loan Grade	Final DBRS Property Loan Grade	Initial Moody's Loan Grade	Final Moody's Loan Grade	Initial Moody's Credit Loan Grade	Final Moody's Credit Loan Grade	Initial Moody's Compliance Loan Grade	Final Moody's Compliance Loan Grade	Initial Moody's Property Loan Grade	Final Moody's Property Loan Grade	Initial Fitch Loan Grade	Final Fitch Loan Grade	Initial Fitch Credit Loan Grade	Final Fitch Credit Loan Grade	Initial Fitch Compliance Loan Grade	Final Fitch Compliance Loan Grade	Initial Fitch Property Loan Grade	Final Fitch Property Loan Grade	Initial Kroll Loan Grade	Final Kroll Loan Grade	Initial Kroll Credit Loan Grade	Final Kroll Credit Loan Grade	Initial Kroll Compliance Loan Grade	Final Kroll Compliance Loan Grade	Initial Kroll Property Loan Grade	Final Kroll Property Loan Grade	Initial S&P Loan Grade	Final S&P Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Initial S&P Property Loan Grade	Final S&P Property Loan Grade	Originator QM/ATR Status	TPR QM/ATR Status
303466748	XXXXX	D	A	D	A	D	A	C	A	A	A	D	A	D	A	C	A	A	A	D	A	D	A	C	A	A	A	D	A	D	A	C	A	A	A	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
303466690	XXXXX	C	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
303621815	XXXXX	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)

							A	A							A	A					A			A					A			A					A				A
							A	A							A	A					A			A					A			A					A				A
							A	A							A	A					A			A					A			A					A				A
							A	A							A	A					A			A					A			A					A				A
							A	A							A	A					A			A					A			A					A				A
							A	A							A	A					A			A					A			A					A				A
							A	A							A	A					A			A					A			A					A				A
							A	A							A	A					C			A					A			A					A				A
							A	A							A	A					A			A					A			A					A				A
							A	C							A	C					A			C					A			C					A				C
							A	A							A	A					A			A					A			A					A				A
							A	B							A	B					B			B					A			B					A				B
							A	B							A	B					B			B					A			B					A				B
							A	C							A	C					A			C					A			C					A				C
							A	C							A	C					A			C					A			C					A				C
							A	A							A	A					A			A					A			A					A				A
B
A
B
A
A
A
A
A
B
B
B
B
B
A
A
A
A
A
A
A
A
A
A
A
A